Taxation - Summary of Reconciliation to the Earnings Loss Per Income Statement (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
(Loss)/profit on ordinary activities before income tax	£ (36,093)	£ 14,241	£ (166,450)
Tax on profit at standard U.K. rate of 19%	6,857	(2,706)	31,626
Expenses not deductible for income tax purposes (permanent differences)	(965)	(708)	(13,270)
Income not taxable	12	78	4
Temporary timing differences		(65)
R&D relief uplift	558	1,435	1,214
Losses (unrecognized)	(4,810)	(345)	(14,479)
Foreign tax	422	505	184
Differences in overseas tax rates	323		261
Derecognition of deferred tax		286	(2,686)
Effects of carryback loss relief	(649)
Adjustments in respect of prior years	612
Other	(463)	4	(32)
Tax credit for the year	£ 1,897	£ (1,516)	£ 2,822